S000010818 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended		120 Months Ended	198 Months Ended	239 Months Ended	353 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
C000253708 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.95%		14.90%		14.09%
Performance Inception Date		Oct. 02, 2024
C000030031 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.63%			14.83%	14.05%
Performance Inception Date								Jul. 31, 1996
C000030031 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.93%			11.07%	11.19%
Performance Inception Date								Jul. 31, 1996
C000030031 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.65%			10.76%	10.71%
Performance Inception Date								Jul. 31, 1996
C000030032 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.37%		14.54%		13.77%
Performance Inception Date							Jan. 23, 2006
C000030033 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.95%		15.11%		14.34%
Performance Inception Date								Jul. 31, 1996
C000079027 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.10%		15.31%		14.52%
Performance Inception Date						Jul. 15, 2009